Biological assets, net	6 Months Ended
Mar. 31, 2025
Biological assets, net
Biological assets, net

Note 6 – Biological assets, net

Biological assets, initially measured at cost and subsequently amortized on a straight-line basis over the terms of the forest right certificates

	As of	As of
	March 31,	September 30,
	2025	2024
	(unaudited)
Biological assets	$9,646,258	$9,974,920
Accumulated depreciation	(725,829)	(641,704)
Total	$8,920,429	$9,333,216

Depreciation expense was approximately $0.1 million and $0.1 million for the six months ended March 31, 2025, and 2024, respectively.